Consolidated Statements of Financial Position - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Current assets
Cash and cash equivalents	$ 427,310	$ 96,016	$ 27,316
Short-term investments	0	8,620	0
Value-added tax receivable	0	11,074	11,178
Other receivables	1,514	634	464
Prepaids and other expenses	1,037	1,674	1,614
Total current assets	429,861	118,018	40,572
Non-current assets
Exploration and evaluation assets	244,208	174,869	151,933
Property, plant, and equipment	472	503	428
Investment in Vizsla Royalties Corp.	7,371	5,361	0
Investments in equity instruments	3,668	240	440
Warrants investments	1,138	0	0
Long-term value-added tax receivable	17,765	1,420	4,256
Capped call derivative options	27,016	0	0
Other non-current assets	0	12	930
Total non-current assets	301,638	182,405	157,987
Total assets	731,499	300,423	198,559
Current liabilities
Accounts payable and accrued liabilities	6,154	3,179	1,840
Interest payable	6,558	0	0
Due to related parties	482	285	836
Income tax payable	107	0	0
Total current liabilities	13,301	3,464	2,676
Non-current liabilities
Convertible notes	237,355	0	0
Derivative liabilities	49,482	0	0
Non-current accounts payable	0	1,164	0
Total liabilities	300,138	4,628	2,676
SHAREHOLDERS' EQUITY
Share capital	456,910	320,764	211,498
Shares to be issued	8,954	5,813	654
Reserves	45,462	34,998	28,647
Accumulated other comprehensive income	16,779	(7,693)	2,567
Deficit	(96,744)	(58,087)	(47,483)
Total shareholders' equity	431,361	295,795	195,883
Total liabilities and shareholders' equity	$ 731,499	$ 300,423	$ 198,559